Advances to Suppliers, Net	12 Months Ended
Jun. 30, 2026
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 4 — ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net consisted of the following:

	As of June 30,
	2026	2025
Advances to suppliers	$3,088,428	$3,635,982
Less: allowance for doubtful accounts	-	-
Advances to suppliers, net	$3,088,428	$3,635,982

Allowance for doubtful accounts movement is as follows:

	For the years ended June 30,
	2026	2025	2024
Beginning balance	$-	$13,681	$-
Provision	-	-	13,670
Reduction	-	(13,573)	-
Exchange rate effect	-	(108)	11
Ending balance	$-	$-	$13,681